RECLAMATION PROVISION (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Management's estimate one [Member]
Statement [Line Items]
Risk Free Interest Rate	9.72%	9.82%
Inflation Rate	3.76%	3.76%
Management's Estimate [Member]
Statement [Line Items]
Reclamation Provision	$ 2,104	$ 2,195
Reclamation Provision Undiscounted Value	$ 5,214	$ 5,491